Other Current Liablities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Other Current Liablities [Abstract]
Provision for professional fees	$ 443,695	$ 135,485
Grants received in advance	115,062
Provision for legal claims	40,000	40,000
Other	35,593	30,638
Other current liabilities	$ 634,350	$ 206,123